Bank Loan (Tables)	12 Months Ended
Dec. 31, 2025
Bank Loan [Abstract]
Schedule of Bank Loan

The carrying amount of bank loan is as follows:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Bank loan
Current portion	30,626	32,369	33,637	8,293
Non-current portion	357,487	326,346	292,345	72,077
Total bank loan	388,113	358,715	325,982	80,370

Schedule of Bank Loan

The bank loan as of December 31, 2023, 2024 and 2025 are set out below:

Bank loan	Principal amount	Maturity date	Period	Interest rate	Third party guarantee	Directors’ personal guarantee	Carrying amount
						MYR	MYR
Term loan I	MYR 390,600	November 30, 2033	10 years	Base Financing Rate minus 2.00%	Nil	390,600	358,715
Balance as of December 31, 2025							358,715
Balance as of December 31, 2025 (USD)							80,286
Term loan I	MYR 390,600	November 30, 2033	10 years	Base Financing Rate minus 2.00%	Nil	390,600	358,715
Balance as of December 31, 2024							358,715
Term loan I	MYR 390,600	November 30, 2033	10 years	Base Financing Rate minus 2.00%	Nil	390,600	388,113
Balance as of December 31, 2023							388,113

Schedule of Outstanding Bank Loan

The maturity dates for the Company’s outstanding bank loan as of December 31, 2023, 2024 and 2025 are as follows:

Term loan I	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Within 1 year	48,360	48,360	48,360	11,923
Between 1 and 2 years	48,360	48,360	48,360	11,923
Between 2 and 3 years	48,360	48,360	48,360	11,923
Between 3 and 4 years	48,360	48,360	48,360	11,923
Between 4 and 5 years	48,360	48,360	48,360	11,923
Thereafter	247,464	184,835	151,564	37,368
Total bank loan	489,264	426,635	393,364	96,983
Less: Imputed interest	(101,151)	(67,920)	(67,382)	(16,613)
Present value of bank loan	388,113	358,715	325,982	80,370